March 31, 2010

Securities and Exchange Commission
Office of Filing and Information Services
100 F Street, NE
Washington, DC 20549

RE:	Dreyfus Treasury Prime Cash Management
File Nos: 811-5718, 33-25941

Dear Sir or Madam:

     Transmitted for filing is one (1) copy of the EDGARized version of Post-Effective Amendment No. 34 to the above-referenced Fund’s Registration Statement on Form N-1A. The Prospectuses have been marked to show changes from a 497(e) filing with the SEC on June 1, 2009. The Statement of Additional Information has been marked to show changes from a 497(e) filing with the SEC on June 4, 2009. Part C has been marked to show changes from Post-Effective Amendment No. 33, which was filed with the SEC on May 29, 2009.

     The purpose of this Amendment is to reflect the addition of the Summary section to each Prospectus. This filing is made pursuant to Rule 485(a)(i) under the Securities Act of 1933, as amended, to become effective on June 1, 2010. The Registrant will file, prior to the effective date of the Amendment, a further amendment to its Registration Statement to update certain financial information .

Please address any comments or questions to my attention at (212) 922-6837.

Sincerely,

/s/Talia Delgado
Talia Delgado